Financial Assets and Liabilities - Summary of Expenses, Related To Lease Activities In The Consolidated Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 12,312	€ 11,875	€ 11,740
Short term leases and leases of low value assets	285	353	280
Lease interest	3,303	3,581	3,842
Total lease expenses	€ 15,900	€ 15,809	€ 15,862